13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	February 2, 2004

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        73

Form 13F Information Table Value Total:  $2198838


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101    50625  1295425 SH       SOLE                   696912            598513
Advanced Fibre Communication   COM              00754A105    15109   749810 SH       SOLE                   480030            269780
Alberto-Culver Co              COM              013068101    29388   465880 SH       SOLE                   303290            162590
Amgen Inc                      COM              031162100    28744   465195 SH       SOLE                   202895            262300
Analog Devices                 COM              032654105    28280   619500 SH       SOLE                   269650            349850
Apache Corp                    COM              037411105      486     5997 SH       SOLE                                       5997
Avery Dennison Corp            COM              053611109    33695   601490 SH       SOLE                   398300            203190
Barr Pharmaceuticals Inc       COM              068306109    26212   340640 SH       SOLE                   219450            121190
Becton Dickinson               COM              075887109    28918   702920 SH       SOLE                   305850            397070
Bed Bath & Beyond Inc          COM              075896100    28618   660150 SH       SOLE                   283680            376470
BellSouth Corporation          COM              079860102    20137   711544 SH       SOLE                   307494            404050
Borders Group Inc Com          COM              099709107    36329  1657350 SH       SOLE                  1116400            540950
Centex Corp                    COM              152312104    44561   413940 SH       SOLE                   183630            230310
ChoicePoint Inc                COM              170388102    16595   435680 SH       SOLE                   269439            166241
Church & Dwight Inc            COM              171340102    30896   780200 SH       SOLE                   510060            270140
Cisco Sys Inc                  COM              17275R102    21653   893630 SH       SOLE                   349470            544160
Citigroup Inc                  COM              172967101    31939   658000 SH       SOLE                   290532            367468
Columbia Sportswear Co         COM              198516106    25574   469240 SH       SOLE                   315126            154114
ConocoPhillips                 COM              20825C104    35557   542280 SH       SOLE                   240040            302240
Corinthian Colleges Inc        COM              218868107    29080   523872 SH       SOLE                   346562            177310
Costco Wholesale Corp          COM              22160K105    28375   763190 SH       SOLE                   333210            429980
Countrywide Financial Corp     COM              222372104    92059  1213692 SH       SOLE                   656254            557438
Cytec Industries Inc           COM              232820100    20617   537050 SH       SOLE                   359680            177370
DTE Energy Co                  COM              233331107    51499  1307080 SH       SOLE                   740925            566155
Dentsply Int'l Inc             COM              249030107    21402   473817 SH       SOLE                   328317            145500
Dollar Tree Stores             COM              256747106    22721   755600 SH       SOLE                   500400            255200
Edison International           COM              281020107    15315   698340 SH       SOLE                   310530            387810
Edwards A.G. Inc               COM              281760108    19333   533630 SH       SOLE                   356880            176750
Estee Lauder Cos Inc Cl A      COM              518439104    32350   823990 SH       SOLE                   380080            443910
Fair Isaac Corp                COM              303250104    20768   422450 SH       SOLE                   278045            144405
First Health Group Corp        COM              320960107    18527   949132 SH       SOLE                   631192            317940
Franklin Resources             COM              354613101    60837  1168590 SH       SOLE                   677960            490630
HCA Inc                        COM              404119109    18377   427780 SH       SOLE                   187480            240300
Harris Corp                    COM              413875105    25696   677110 SH       SOLE                   439890            237220
ITT Educational Services Inc   COM              45068B109    23584   502110 SH       SOLE                   346320            155790
Intel Corp                     COM              458140100    31984   997940 SH       SOLE                   434640            563300
Intuit Inc                     COM              461202103    32122   607690 SH       SOLE                   280090            327600
Johnson & Johnson              COM              478160104    27620   534640 SH       SOLE                   219190            315450
Johnson Controls Inc           COM              478366107    29251   251900 SH       SOLE                   111500            140400
Knight-Ridder Inc              COM              499040103    56679   732577 SH       SOLE                   389297            343280
Landstar System Inc            COM              515098101    29890   785750 SH       SOLE                   522280            263470
Lehman Bros Hldgs Inc          COM              524908100    27837   360485 SH       SOLE                   246555            113930
Limited Brands Inc             COM              532716107    55158  3059241 SH       SOLE                  1687051           1372190
Lowes Co                       COM              548661107    21091   380770 SH       SOLE                   164290            216480
M & T Bk Corp                  COM              55261F104    26801   272650 SH       SOLE                   127550            145100
MBNA Corp                      COM              55262L100    26741  1076110 SH       SOLE                   486900            589210
Maxim Integrated Products      COM              57772K101    58305  1175973 SH       SOLE                   649333            526640
McDonald's Corp                COM              580135101    31568  1271380 SH       SOLE                   581380            690000
Merrill Lynch & Co Inc         COM              590188108    32553   555040 SH       SOLE                   264140            290900
Microchip Technology Inc       COM              595017104     2888    86530 SH       SOLE                    82060              4470
Microsoft Corp                 COM              594918104    29557  1079920 SH       SOLE                   470420            609500
Monaco Coach Corp              COM              60886R103    27653  1161880 SH       SOLE                   771420            390460
Omnicare Inc                   COM              681904108    36108   893974 SH       SOLE                   596220            297754
Omnicom Group Inc              COM              681919106    33090   378905 SH       SOLE                   169055            209850
PepsiCo                        COM              713448108    30965   664205 SH       SOLE                   288280            375925
Pitney Bowes Inc               COM              724479100    51474  1267196 SH       SOLE                   709906            557290
Plantronics Inc New            COM              727493108    19363   593040 SH       SOLE                   399020            194020
Pogo Producing Co              COM              730448107    25547   528914 SH       SOLE                   356974            171940
Praxair Inc                    COM              74005P104    47505  1243584 SH       SOLE                   686894            556690
Procter & Gamble               COM              742718109    30899   309360 SH       SOLE                   133035            176325
Protective Life Corp           COM              743674103    26274   776404 SH       SOLE                   518424            257980
Pulte Homes Inc                COM              745867101    43782   467652 SH       SOLE                   309517            158135
Republic Services Inc          COM              760759100    26397  1029940 SH       SOLE                   691270            338670
SLM Corp                       COM              78442P106    56117  1489315 SH       SOLE                   813925            675390
Steris Corp                    COM              859152100    18781   831000 SH       SOLE                   554850            276150
TCF Finl Corp                  COM              872275102    26704   520040 SH       SOLE                   341800            178240
United Parcel Service Inc Cl B COM              911312106    14519   194750 SH       SOLE                    86450            108300
Valero Energy Corp New         COM              91913Y100    18202   392785 SH       SOLE                   266795            125990
Varian Medical Systems Inc     COM              92220P105    25481   368760 SH       SOLE                   248560            120200
Veritas Software Corp          COM              923436109    32642   881744 SH       SOLE                   512170            369574
Walgreen Co                    COM              931422109    28335   778860 SH       SOLE                   339300            439560
Wellpoint Health Netwks Cl A   COM              94973H108    24236   249880 SH       SOLE                   108390            141490
iShares TR - Russell MidCap    COM              464287499      865    12880 SH       SOLE                    12630               250